Changes in investments in associates (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	₩ 671,330	₩ 631,294
Investment and Dividend	724,902	17,617
Equity method income (loss)	53,287	17,488	₩ 20,393
Change in other comprehensive income (loss)	3,342	10,780
Impairment loss	0	(5,849)	₩ (144)
Investments in associates	1,452,861	671,330
Associates
Changes in investments in associates [Line Items]
Investments in associates	1,452,861	671,330
BNP Paribas Cardif Life Insurance
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	49,816	52,616
Investment and Dividend	(373)	(2,043)
Equity method income (loss)	(517)	783
Change in other comprehensive income (loss)	3,660	(1,540)
Impairment loss	0	0
Investments in associates	52,586	49,816
Daewontos Co., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	0	0
Equity method income (loss)	0	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	0
Songrim Partners
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	48
Investment and Dividend	0	0
Equity method income (loss)	0	(48)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	0
Neoplux Technology Valuation Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	18,738	13,470
Investment and Dividend	(1,661)	6,000
Equity method income (loss)	(693)	(242)
Change in other comprehensive income (loss)	0	(490)
Impairment loss	0	0
Investments in associates	16,384	18,738
JAEYOUNG SOLUTEC CO., LTD.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	3,849
Investment and Dividend	0	(2,865)
Equity method income (loss)	0	(836)
Change in other comprehensive income (loss)	0	(148)
Impairment loss	0	0
Investments in associates	0	0
Partners 4th Growth Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	16,612	13,390
Investment and Dividend	(1,219)	2,597
Equity method income (loss)	(476)	625
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	14,917	16,612
JAEYANG INDUSTRY
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	0	0
Equity method income (loss)	0	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	0
KTB Newlake Global Healthcare PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	9,885	2,653
Investment and Dividend	1,500	7,470
Equity method income (loss)	(105)	(238)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	11,280	9,885
DAEKWANG SEMICONDUCTOR CO., LTD.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,334	3,824
Investment and Dividend	0	0
Equity method income (loss)	52	(490)
Change in other comprehensive income (loss)	2	0
Impairment loss	0	0
Investments in associates	3,388	3,334
Shinhan-Neoplux Energy Newbiz Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,974	1,400
Investment and Dividend	4,200	2,800
Equity method income (loss)	(294)	(226)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	7,880	3,974
Shinhan-Albatross Tech Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	8,908	2,672
Investment and Dividend	0	6,000
Equity method income (loss)	132	(70)
Change in other comprehensive income (loss)	(306)	306
Impairment loss	0	0
Investments in associates	8,734	8,908
Asia Pacific No.39 Ship Investment Co., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	4,682
Investment and Dividend	0	(4,803)
Equity method income (loss)	0	121
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	0
KCLAVIS Meister Fund No.17
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,083	3,039
Investment and Dividend	(1,801)	0
Equity method income (loss)	(84)	44
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	1,198	3,083
SG No.9 Corporate Recovery Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	3,963
Investment and Dividend	0	(3,102)
Equity method income (loss)	0	566
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	1,427
Plutus-SG Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,252	4,251
Investment and Dividend	(132)	(132)
Equity method income (loss)	111	133
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	4,231	4,252
SG ARGES Private Equity Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,341	6,422
Investment and Dividend	(4,796)	(2,295)
Equity method income (loss)	455	214
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	4,341
OST Progress- 2 Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	4,895
Investment and Dividend	0	(4,895)
Equity method income (loss)	0	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Eum Private Equity Fund No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,889	4,925
Investment and Dividend	(2,476)	(277)
Equity method income (loss)	1,161	241
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	3,574	4,889
Richmond Private Yong in Retail Facility Real Estate Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	8,101
Investment and Dividend	0	(10,286)
Equity method income (loss)	0	2,185
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	0
KTB Confidence Private Placement
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,302	6,403
Investment and Dividend	(215)	(389)
Equity method income (loss)	980	387
Change in other comprehensive income (loss)	0	(1,099)
Impairment loss	0	0
Investments in associates	6,067	5,302
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,432	6,757
Investment and Dividend	(1,266)	(1,518)
Equity method income (loss)	90	193
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	4,256	5,432
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	8,429	8,387
Investment and Dividend	242	(305)
Equity method income (loss)	245	347
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	8,916	8,429
Pine Asia Unsecured Individual Rehabilitation Bond Fund 18
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	6,012
Investment and Dividend	0	(6,035)
Equity method income (loss)	0	23
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	0
VOGO DEBT STRATEGY QUALIFIED INV PRIVATE R/E INV TR 4
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,831	1,638
Investment and Dividend	4,820	3,060
Equity method income (loss)	279	133
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	9,930	4,831
Platform Partners brick save Private Investment trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	8,120	8,069
Investment and Dividend	(8,197)	(496)
Equity method income (loss)	77	547
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	8,120
Shinhan-Midas Donga Secondary Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	2,061	0
Investment and Dividend	1,750	0
Equity method income (loss)	(325)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	3,486	0
ShinHan - Soo Young Entrepreneur Investment Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	2,554	0
Investment and Dividend	1,968	0
Equity method income (loss)	27	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	4,549	0
Synergy-Shinhan Mezzanine New Technology Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	10,149	4,999
Investment and Dividend	(6,492)	5,000
Equity method income (loss)	255	150
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	3,912	10,149
The Asia Pacific Capital Fund II L.P.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	7,307
Investment and Dividend	0	(3,004)
Equity method income (loss)	0	(656)
Change in other comprehensive income (loss)	0	2,602
Impairment loss	0	(5,849)
Investments in associates	0	400
Shinhan Praxis K-Growth Global Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	16,527	18,954
Investment and Dividend	(8,745)	(7,473)
Equity method income (loss)	2,520	5,046
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	10,302	16,527
Credian Healthcare Private Equity Fund II
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,553	3,813
Investment and Dividend	(2,526)	0
Equity method income (loss)	350	740
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	2,377	4,553
Kiwoom Milestone Professional Private Real Estate Trust 19
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	10,419	10,408
Investment and Dividend	(241)	(199)
Equity method income (loss)	229	210
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	10,407	10,419
AIP EUROGREEN Private Real Estate Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	20,544	20,460
Investment and Dividend	(1,248)	(1,253)
Equity method income (loss)	1,588	1,337
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	20,884	20,544
Brain Professional Private Trust No.4
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,244	5,847
Investment and Dividend	(5,175)	(1,274)
Equity method income (loss)	(69)	671
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	5,244
Hanhwa US Equity Strategy Private Real Estate Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	26,232	25,479
Investment and Dividend	(1,866)	(2,000)
Equity method income (loss)	1,598	2,753
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	25,964	26,232
Brain KS Qualified Privately Placed Fund No.6
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,097	4,805
Investment and Dividend	(5,041)	0
Equity method income (loss)	(56)	292
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	5,097
M360 CRE Income Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	153,905
Investment and Dividend	0	(171,215)
Equity method income (loss)	0	6,183
Change in other comprehensive income (loss)	0	11,127
Impairment loss	0	0
Investments in associates	0	0
Shinhan Global Healthcare Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,285	3,407
Investment and Dividend	0	0
Equity method income (loss)	(76)	(122)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	3,209	3,285
JB Power TL Investment Type Private Placement Special Asset Fund 7
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	17,484	18,690
Investment and Dividend	(1,513)	(2,075)
Equity method income (loss)	829	869
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	16,800	17,484
IBK AONE convertible 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,906	5,122
Investment and Dividend	0	0
Equity method income (loss)	171	784
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	6,077	5,906
Rico synergy collabo Multi-Mezzanine 3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,290	5,026
Investment and Dividend	(2,501)	0
Equity method income (loss)	428	264
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	3,217	5,290
KB NA Hickory Private Special Asset Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	34,360	34,091
Investment and Dividend	445	(1,560)
Equity method income (loss)	1,125	1,829
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	35,930	34,360
GB Professional Private Investment Trust 6
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	8,588	8,600
Investment and Dividend	(8,588)	0
Equity method income (loss)	0	(12)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	8,588
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	18,616	20,760
Investment and Dividend	(1,458)	(2,357)
Equity method income (loss)	2,404	213
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	19,562	18,616
SHBNPP Private Korea Equity Long-Short Professional Feeder
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	14,370	4,861
Investment and Dividend	(14,325)	9,412
Equity method income (loss)	(45)	97
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	14,370
Shinhan-Stonebridge Petro PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	18,681	19,201
Investment and Dividend	(19,589)	(1,133)
Equity method income (loss)	909	613
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	1	18,681
BNP Paribas Cardif General Insurance
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,423	4,429
Investment and Dividend	0	0
Equity method income (loss)	(1,296)	(1,026)
Change in other comprehensive income (loss)	(14)	20
Impairment loss	0	0
Investments in associates	2,113	3,423
Axis Global Growth New Technology Investment Association
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,875	4,953
Investment and Dividend	(1,592)	0
Equity method income (loss)	(78)	(78)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	3,205	4,875
Polaris No7 Start up and Venture Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,338	4,359
Investment and Dividend	(2,300)	0
Equity method income (loss)	265	(21)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	2,303	4,338
Hermes Private Investment Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,065	17,497
Investment and Dividend	0	(5,158)
Equity method income (loss)	(689)	(5,274)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	6,376	7,065
SHC ULMUS Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	2,890	0
Investment and Dividend	0	0
Equity method income (loss)	259	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	3,149	0
Shinhan-Nvestor Liquidity Solution Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	2,689	0
Investment and Dividend	2,700	0
Equity method income (loss)	(524)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	4,865	0
Shinhan AIM FoF Fund 1a
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,351	0
Investment and Dividend	2,363	4,125
Equity method income (loss)	528	226
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	7,242	4,351
Daishin Heim Qualified Investor Private Investment Trust No.1808
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	10,126	0
Investment and Dividend	(10,297)	9,786
Equity method income (loss)	171	340
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	10,126
Heungkuk High Class Professional Trust Private Fund 37
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	9,438	0
Investment and Dividend	(9,505)	9,178
Equity method income (loss)	67	260
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	9,438
IGIS Global Credit Fund 150-1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	8,896	0
Investment and Dividend	781	8,529
Equity method income (loss)	41	367
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	9,718	8,896
GX SHINHAN INTERVEST 1st Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	31,831	0
Investment and Dividend	0	34,900
Equity method income (loss)	1,335	(3,069)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	33,166	31,831
Soo Commerce Platform Growth Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	6,378	0
Investment and Dividend	0	6,500
Equity method income (loss)	(35)	(122)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	6,343	6,378
Partner One Value up I Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	11,939	0
Investment and Dividend	0	12,000
Equity method income (loss)	(48)	(61)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	11,891	11,939
Genesis No.1 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	45,758	0
Investment and Dividend	404	46,068
Equity method income (loss)	4,988	(310)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	51,150	45,758
GMB ICT New Technology Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,934	0
Investment and Dividend	0	8,000
Equity method income (loss)	(80)	(66)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	7,854	7,934
Korea Omega Project Fund III
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	1,992	0
Investment and Dividend	0	0
Equity method income (loss)	1,024	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	3,016	0
Soo Delivery Platform Growth Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	8,983	0
Investment and Dividend	(171)	9,000
Equity method income (loss)	110	(17)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	8,922	8,983
Genesis North America Power Company No.1 PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	20,824	0
Investment and Dividend	(4,035)	21,592
Equity method income (loss)	1,486	(768)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	18,275	20,824
Hyungje art printing
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	0	0
Equity method income (loss)	0	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	0
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	6,204	0
Investment and Dividend	14,147	6,300
Equity method income (loss)	361	(96)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	20,712	6,204
Shinhan-Rhinos 1 Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	3,000
Equity method income (loss)	29
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,029	0
Pacific Private Investment Trust No.20
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	3,819
Equity method income (loss)	257
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	4,076	0
Susung Mezzanine project P1 Private Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	4,000
Equity method income (loss)	1,128
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	5,128	0
Korea Finance Security
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	3,448
Equity method income (loss)	(213)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,235	0
MIEL CO.,LTD
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	0
Equity method income (loss)	0
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	0	0
AIP Transportation Specialized Privately Placed Fund Trust #1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	31,136
Equity method income (loss)	444
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	31,580	0
Lime Neptune Professional Private 6
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	5,000
Equity method income (loss)	63
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	5,063	0
PCC S/W 2nd Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	3,000
Equity method income (loss)	1
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,001	0
E&Healthcare Investment Fund No.6
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	7,030
Equity method income (loss)	746
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	7,776	0
One Shinhan Global Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	4,520
Equity method income (loss)	(79)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	4,441	0
Kiwoom-Shinhan Innovation Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	7,500
Equity method income (loss)	(216)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	7,284	0
Daishin-K&T New Technology Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	7,000
Equity method income (loss)	57
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	7,057	0
Midas Asset Global CRE Debt Private Fund No.6
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	23,194
Equity method income (loss)	537
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	23,731	0
Richmond Private Investment Trust No.82
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	14,569
Equity method income (loss)	551
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	15,120	0
Tiger Alternative Real Estate Professional Private5
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	19,876
Equity method income (loss)	(56)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	19,820	0
Samchully Midstream Private Placement Special Asset Fund 5-4
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	29,436
Equity method income (loss)	1,306
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	30,742	0
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	52,048
Equity method income (loss)	1,783
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	53,831	0
AUCTUS FITRIN Corporate Recovery Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	14,250
Equity method income (loss)	108
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	14,358	0
NH-Amundi Global Infrastructure Trust 14
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	17,769
Equity method income (loss)	728
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	18,497	0
Pacific Private Real Estate Fund Investment Trust No.30
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	14,236
Equity method income (loss)	580
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	14,816	0
Jarvis Memorial Private Investment Trust 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	9,888
Equity method income (loss)	278
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	10,166	0
Mastern Private Investment Trust 68
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	9,764
Equity method income (loss)	235
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	9,999	0
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	4,434
Equity method income (loss)	(37)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	4,397	0
Milestone Private Real Estate Fund 3 (Derivative Type)
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	17,016
Equity method income (loss)	170
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	17,186	0
IGIS Private Real Estate Investment Trust 286 (2 class)
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	10,100
Equity method income (loss)	(332)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	9,768	0
Nomura-Rifa Private Real Estate Investment Trust 31 (2 class)
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	9,018
Equity method income (loss)	(104)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	8,914	0
Lime Pricing Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	8,400
Equity method income (loss)	(100)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	8,300	0
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	39,376
Equity method income (loss)	2,615
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	41,991	0
DS Solid.II Hedge Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	4,300
Equity method income (loss)	(177)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	4,123	0
Hana Semiconductor New Technology Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	13,000
Equity method income (loss)	(144)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	12,856	0
J&Magnet Startup Venture Specialized Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	6,000
Equity method income (loss)	(21)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	5,979	0
Cape IT Fund No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	10,000
Equity method income (loss)	(33)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	9,967	0
Vogo Realty Partners Private Real Estate Fund V
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	10,611
Equity method income (loss)	(235)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	10,376	0
IL GU FARM CO.,LTD
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	0
Equity method income (loss)	0
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	0	0
Korea Credit Bureau
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	4,500
Equity method income (loss)	2,312
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	6,812	0
SBC PFV Co., Ltd
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	20,000
Equity method income (loss)	0
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	20,000	0
Sprott Global Renewable Private Equity Fund II
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	20,131
Equity method income (loss)	(1,115)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	19,016	0
NH-amundi global infra private fund 16
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	49,530
Equity method income (loss)	(1,372)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	48,158	0
IMM Global Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	28,945
Equity method income (loss)	(20)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	28,925	0
HANA Alternative Estate Professional Private122
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	28,487
Equity method income (loss)	(2,282)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	26,205	0
Hanwha-Incus Plus New Technology Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	5,500
Equity method income (loss)	(1)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	5,499	0
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7[Bond]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	51,293
Equity method income (loss)	0
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	51,293	0
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	146,045
Equity method income (loss)	4,272
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	150,317	0
PSA EMP Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	10,000
Equity method income (loss)	(73)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	9,927	0
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	28,314
Equity method income (loss)	1,149
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	29,463	0
SHBNPP Peace of Mind TDF 2035 Security Investment Trust [Equity Balanced-FoF]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	5,727
Equity method income (loss)	0
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	5,727	0
SHBNPP Peace of Mind TDF 2040 Security Investment Trust [Equity Balanced-FoF]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	5,729
Equity method income (loss)	0
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	5,729	0
BRAIN DO PROFESSIONALE PRIVATE No. 27
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	3,000
Equity method income (loss)	65
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,065	0
VISION US Muni US Local Debt Opportunities Professional Private1(S)
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	9,500
Equity method income (loss)	369
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	9,869	0
Others
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		52,855
Investment and Dividend		37,442
Equity method income (loss)		1,550
Change in other comprehensive income (loss)		2
Impairment loss		0
Investments in associates		₩ 91,849
Others
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	81,490
Investment and Dividend	(14,513)
Equity method income (loss)	18,954
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	₩ 85,931